SUBSEQUENT EVENTS DISCLOSURE (Details) - CAD ($)	4 Months Ended	12 Months Ended
	Jun. 05, 2023	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Issuance of notes payable to related parties		$ 459,580	$ 39,497	$ 352,862
Debt interest rate	8.00%	8.00%
Chief Executive Officer
Issuance of notes payable to related parties	$ 23,653
Company owned by an officer and director
Issuance of notes payable to related parties	$ 6,000